Employee Benefit Plans (Schedule Of Target And Actual Asset Allocation) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Equity Securities [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	60.00%
Actual	59.00%	57.00%
Equity Securities [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	50.00%
Actual	60.00%	55.00%
Debt Securities [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	40.00%
Actual	38.00%	42.00%
Debt Securities [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	50.00%
Actual	39.00%	43.00%
Cash [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	3.00%	1.00%
Cash [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	1.00%	1.00%
Other [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	0.00%	0.00%
Other [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	0.00%	1.00%